FAIR VALUE MEASUREMENTS - Changes in fair value of Foreign Exchange Option (Details) - Foreign exchange option - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, assets measured on recurring basis, unobservable input reconciliation
Balance at January 1,	¥ (5,024)	¥ (1,159)	¥ (3,226)
Addition of foreign exchange options	(60,126)	(5,207)	(72,240)
Change in fair value of foreign exchange options gain/(loss)	37,586	1,342	74,307
Balance at December 31,	¥ (27,564)	¥ (5,024)	¥ (1,159)